Note 16 - Shareholders' Equity	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
16—SHAREHOLDERS’
EQUITY

16
-
1
Common stock

As of
December 31, 2017,
EDAP TMS S.A.’s common stock consisted of
29,368,394
issued shares (including
3,283,284
new shares issued in the
April 2016
Placement for an amount of €
6,063
thousand after deduction of issuance costs of
€943
thousand) fully paid and with a par value of
€0.13
each.
28,997,866
of the shares were outstanding.

16
-
2
Pre-emptive subscription rights

Shareholders have preemptive rights to subscribe on a
pro rata
basis for additional shares issued by the Company for cash. Shareholders may
waive such preemptive subscription rights at an extraordinary general meeting of shareholders under certain circumstances. Preemptive subscription rights, if not
previously waived, are transferable during the subscription period relating to a particular offer of shares.

16
-
3
Dividend rights

Dividends
may
be distributed from the statutory retained earnings, subject to the requirements of French law and the Company’s by-laws. The Company has not
distributed any dividends since its inception as the result of an accumulated statutory deficit of
€14,523
thousand. Dividend distributions, if any, will be made in euros. The Company has no
plans to distribute dividends in the foreseeable future.

16
-
4
Treasury stock

As of
December 31, 2017,
the
370,528
shares of treasury stock consisted of (i)
190,238
shares acquired between
August
and
December 1998
for
€649
thousand, and (ii)
180,290
shares acquired in
June
and
July 2001
for
€493
thousand. All
370,528
shares of treasury stock have been acquired to cover outstanding stock options (see Note
16
-
5
).

16
-
5
Stock-option plans

As of
December 31, 2017,
the
370,528
ordinary shares held as treasury stock were dedicated to serve stock purchase option plans as follows:
120,100
shares which
may
be purchased at a price of
€2.38
per share pursuant to the exercise of options that were granted on
June 25, 2010.

As of
December 31, 2017,
EDAP TMS S.A. sponsored
four
stock purchase and subscription option plans:

On
May 22, 2007,
the shareholders of the Company authorized the Board of Directors to grant up to
600,000
options to subscribe to
600,000
new Shares. Conforming to this stock option plan, the Board of Directors granted
504,088
options to subscribe to new Shares to certain employees of EDAP TMS on
October 29, 2007,
and
95,912
options to subscribe to new Shares to certain employees of EDAP TMS on
June 25, 2010.
Under this plan, a total of
50,000
options to subscribe to new shares were still in force on
December 31, 2017.

On
June 24, 2010,
the shareholders of the Company authorized the Board of Directors to grant up to
229,100
options to purchase up to
229,100
Shares. Conforming to this stock option plan, the Board of Directors granted
229,100
options to purchase Shares to certain employees of EDAP TMS on
June 25, 2010.
Under this plan,
120,100
options were still in force on
December 31, 2017.

On
December 19, 2012,
the shareholders authorized the Board of Directors to grant up to
500,000
options to subscribe to
500,000
new shares at a fixed price to be set by the Board of Directors. Conforming to this stock option plan, the Board of Directors granted
500,000
options to subscribe Shares to certain employees of EDAP TMS on
January 18, 2013.
Under this plan,
297,500
options were still in force on
December 31, 2017.

On
February 18, 2016,
the shareholders authorized the Board of Directors to grant up to
1,000,000
options to subscribe to
1,000,000
new shares at a fixed price to be set by the Board of Directors. Conforming to this stock option plan, the Board of Directors granted
575,000
options to subscribe Shares to certain employees of EDAP TMS on
April 26, 2016.
Under this plan,
525,000
options were still in force on
December 31, 2017.
Conforming to this
February 18, 2016
stock option plan, the Board of Directors granted
260,000
options to subscribe Shares to certain employees of EDAP TMS on
April 25, 2017.
Under this plan,
215,000
options were still in force on
December 31, 2017.

As of
December 31, 2017,
a summary of stock option activity to purchase or to subscribe to Shares under these plans is as follows:

	2017		2016		2015
	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)
Outstanding on January 1,	1,427,438	2.94	917,188	2.79	1,095,850	2.76
Granted	260,000	2.39	575,000	3.22	-	-
Exercised	(60,000)	1.91	-	-	(72,412)	2.13
Forfeited	(134,750)	3.09	(64,750)	3.30	(106,250)	2.88
Expired	(285,088)	3.99	-	-	-	-
Outstanding on December 31,	1,207,600	2.61	1,427,438	2.94	917,188	2.79
Exercisable on December 31,	598,850	2.29	774,938	2.87	724,688	3.03

Shares purchase options available for grant on December 31	250,428		243,428		232,428

The following table summarizes information about options to purchase existing Shares held by the Company, or to subscribe to new Shares, at
December 31, 2017:

			Outstanding options				Fully vested options (1)
Exercise price (€)			Options	Weighted average remaining contractual life	Weighted average exercise price (€)	Aggregate Intrinsic Value (2)	Options	Weighted average exercise price (€)	Aggregate Intrinsic Value (2)

	3.22		525,000	8.3	3.22	-	131,250	3,22	-
	2.39		215,000	9.3	2.39	646	-	-	-
	2.38		120,100	2.5	2.38	1,562	120,100	2.38	1,562
	1.91		297,500	5.0	1.91	143,694	297,5000	1.91	143,694
	1.88		50,000	2.5	1.88	25,650	50,000	1.88	25,650
1.88	to	3.22	1,207,600	7.2	2.61	171,553	598,850	2.29	170,907

(1)	Fully vested options are all exercisable options
(2)	The aggregate intrinsic value represents the total pre-tax intrinsic value, based on the Company’s closing stock price of
$2.87at
December 31, 2017,
which would have been received by the option holders had all in-the-money option holders exercised their options as of that date.

A summary of the status of the non-vested options to purchase shares or to subscribe to new shares as of
December 31, 2017,
and changes during the year ended
December 31, 2017,
is presented below:

	Options	Weighted average Grant-Date Fair Value (€)
Non-vested at January 1, 2017	652,500	1.62
Granted	260,000	1.67
Vested	(230,000)	1.53
Forfeited	(88,750)	1.67
Non-vested at December 31, 2017	593,750	1.67

As of
December 31, 2017,
there were
€427
thousands of total unrecognized compensation expenses related to non-vested stock-options, over a weighted average period of
4.32
year.
16
-
6
Other comprehensive income (loss)

The components of accumulated other comprehensive income (loss) net of tax, for the years ended
December
31,
2017,
and
2016,
are as follows:

	Year Ended December 31, 2017
	Foreign currency translation adjustments	Provision for retirement indemnities	Total
Beginning balance	(3,315)	(634)	(3,949)
Other comprehensive income (loss) before reclassifications	-	-	-
Reclassified from accumulated other comprehensive loss	-	-	-
Net current-period other comprehensive income (loss) …..	288	57	345
Ending balance	(3,027)	(577)	(3,604)

	Year Ended December 31, 2016
	Foreign currency translation adjustments	Provision for retirement indemnities	Total
Beginning balance	(3,171)	(396)	(3,567)
Other comprehensive income (loss) before reclassifications	-	-	-
Reclassified from accumulated other comprehensive loss	-	-	-
Net current-period other comprehensive income (loss) …..	(144)	(238)	(382)
Ending balance	(3,315)	(634)	(3,949)
As the deferred tax assets are depreciated, there is
no
net impact of tax.